EQUITY (Details 1) - Options - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding Number	27,188,687	26,782,719
Weighted average remaining contractual life (in years)	4 years 9 months 15 days
Exercisable Number	16,036,817
Weighted average remaining contractual life (in years)	4 years 1 month 24 days
0.096 - 2.991
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding Number	1,930,756
Weighted average remaining contractual life (in years)	1 year 2 months 19 days
Exercisable Number	1,849,506
Weighted average remaining contractual life (in years)	1 year 1 month 13 days
0.096 - 2.991 | Minimum
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 0.096
0.096 - 2.991 | Maximum
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	2.991
3.7
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 3.7
Outstanding Number	6,321,072
Weighted average remaining contractual life (in years)	3 years 9 months 15 days
Exercisable Number	5,765,162
Weighted average remaining contractual life (in years)	3 years 9 months 26 days
6.98 - 7.1
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding Number	13,633,209
Weighted average remaining contractual life (in years)	5 years 26 days
Exercisable Number	8,348,824
Weighted average remaining contractual life (in years)	5 years 11 days
6.98 - 7.1 | Minimum
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 6.98
6.98 - 7.1 | Maximum
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 7.1
25 - 46.39
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding Number	890,950
Weighted average remaining contractual life (in years)	6 years 29 days
Exercisable Number	73,325
Weighted average remaining contractual life (in years)	5 years 7 months 17 days
25 - 46.39 | Minimum
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 25
25 - 46.39 | Maximum
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 46.39
55.63-59.33
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding Number	4,412,700
Weighted average remaining contractual life (in years)	6 years 8 months 9 days
Exercisable Number	0
55.63-59.33 | Minimum
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 55.63
55.63-59.33 | Maximum
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 59.33